UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM I	SCHEDULE OF INVESTMENTS

NOTE: The All Countries Fund is effective with the SEC, but has not commenced operations yet.

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 122.9% of Net Assets
	Brazil — 22.4%
42,951	Banco Bradesco SA, Sponsored ADR	$854,295
24,990	Banco do Brasil SA	440,527
85,935	BM&F BOVESPA SA	633,502
28,236	Companhia Brasileira de Meios de Pagamento	280,192
4,377	Companhia de Bebidas das Americas, ADR	360,052
44,352	Companhia Energetica de Minas Gerais	547,015
9,419	Companhia Siderurgica Nacional SA, Sponsored ADR	288,221
14,965	Hypermarcas SA(b)	293,032
17,913	Natura Cosmeticos SA	323,053
55,069	Petroleo Brasileiro SA, ADR	2,527,667
15,601	Redecard SA	239,968
10,997	Tele Norte Leste Participacoes SA	248,295
9,326	Totvs SA	457,983
120,511	Vale SA, Sponsored ADR	2,471,681

		9,965,483

	China — 24.4%
583,000	Belle International Holdings Ltd.	594,939
424,000	China CITIC Bank, Class H	279,601
1,345,000	China Construction Bank Corp., Class H	1,071,601
128,600	China Mobile Ltd.	1,257,872
194,000	China National Building Material Co. Ltd., Class H	452,986
573,000	China National Materials Co. Ltd., Class H	487,434
114,640	China Overseas Land & Investment Ltd.	247,040
584,000	China Petroleum & Chemical Corp., Class H	496,558
580,600	China Railway Group Ltd., Class H(b)	496,858
157,000	China Shenhua Energy Co. Ltd., Class H	677,486
324,000	China Shipping Development Co Ltd., Class H	404,237
683,000	CNOOC Ltd.	922,578
974,400	Denway Motors Ltd.	434,495
1,504,000	Industrial and Commercial Bank of China Ltd., Class H	1,126,038
124,500	Ping An Insurance (Group) Co. of China Ltd., Class H	986,400
22,400	Tencent Holdings Ltd.	361,242
108,800	Weichai Power Co. Ltd., Class H	570,862

		10,868,227

	Egypt — 0.7%
6,943	Orascom Construction Industries	293,174

	Hong Kong — 1.0%
1,142,400	China State Construction International Holdings Ltd.	444,751

	India — 9.2%
10,591	Bharat Heavy Electricals Ltd.	510,096
53,283	Cairn India Ltd.(b)	288,334
2,671	HDFC Bank Ltd., ADR	316,166
11,806	Housing Development Finance Corp. Ltd.	681,314
19,566	Infosys Technologies Ltd.	933,867
16,029	Larsen & Toubro Ltd.	560,000
11,118	Reliance Industries Ltd.(b)	506,247
135,642	Unitech Ltd.	300,933

		4,096,957

	Indonesia — 1.6%
443,500	PT United Tractors Tbk	712,540

	Israel — 0.6%
5,047	Teva Pharmaceutical Industries Ltd., Sponsored ADR	255,176

	Korea — 15.9%
433	Amorepacific Corp.	310,018
1,652	Hyundai Heavy Industries Co. Ltd.	251,319
6,654	Hyundai Motor Co. Ltd.	628,119
27,909	KB Financial Group, Inc.(b)	1,432,120
1,952	LG Chem Ltd.	361,772
1,943	POSCO	804,498
3,832	Samsung Electronics Co. Ltd.	2,645,573
1,659	Samsung Fire & Marine Insurance Co. Ltd.	338,646
588	Shinsegae Co. Ltd.	296,070

		7,068,135

	Malaysia — 1.7%
681,800	Airasia Berhad(b)	275,055
156,000	Bumiputra-Commerce Holdings Bhd	499,080

		774,135

	Mexico — 8.6%
27,808	America Movil SAB de CV, Series L, ADR	1,218,825
19,619	Cemex SAB de CV, Sponsored ADR(b)	253,477
260,454	Empresas ICA SAB de CV(b)	613,650
6,791	Fomento Economico Mexicano, SAB de CV, Sponsored ADR	258,397
104,166	Grupo Financiero Banorte SAB de CV	348,532
362,983	Grupo Mexico SAB de CV, Series B(b)	669,113
12,725	Grupo Televisa SA, Sponsored ADR	236,558
70,841	Wal-Mart de Mexico SAB de CV, Series V	245,637

		3,844,189

	Peru — 1.3%
7,403	Credicorp Ltd.	575,657

	Russia — 12.0%
72,171	Gazprom, Sponsored ADR	1,677,976
18,519	LUKOIL, Sponsored ADR	1,003,730
54,243	MMC Norilsk Nickel, ADR(b)	672,613
8,403	Mobile Telesystems, Sponsored ADR	405,613
445,853	Sberbank	895,784
13,778	Uralkali, Sponsored GDR(b)	261,255
6,113	Wimm-Bill-Dann Foods, ADR(b)	437,140

		5,354,111

	South Africa — 7.8%
28,208	Impala Platinum Holdings Ltd.	660,545
32,941	MTN Group Ltd.	537,389
20,448	Naspers Ltd., N Shares	699,965
13,275	Sasol Ltd.	502,936
70,575	Shoprite Holdings Ltd.	582,975

1

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	South Africa — continued
39,608	Standard Bank Group Ltd.	$514,155

		3,497,965

	Taiwan — 13.6%
259,423	Asustek Computer, Inc.	443,732
1,111,773	Chinatrust Financial Holding Co. Ltd.	717,585
216,140	Formosa Plastics Corp.	439,498
241,519	HON HAI Precision Industry Co. Ltd.	964,398
42,084	MediaTek, Inc.	699,478
150,965	President Chain Store Corp.	369,013
237,000	Taiwan Mobile Co. Ltd.	438,036
1,003,886	Taiwan Semiconductor Manufacturing Co. Ltd.	1,986,690

		6,058,430

	Turkey — 0.9%
102,781	Turkiye Garanti Bankasi A/S	390,444

	United Kingdom — 1.2%
37,978	Eurasian Natural Resources Corp.	533,800

	Total Common Stocks (Identified Cost $48,592,727)	54,733,174

Preferred Stocks — 3.3%
	Brazil — 3.3%
37,425	Itau Unibanco Banco Multiplo SA	754,162
27,405	Usinas Siderurgicas de Minas Gerias SA, Class A	722,560

	Total Preferred Stocks (Identified Cost $776,834)	1,476,722

Principal Amount
Short-Term Investments — 0.9%
$411,786	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2009 at 0.000% to be repurchased at $411,786 on 10/01/2009, collateralized by $420,000 Federal National Mortgage Association, 3.000% due 1/13/2014 valued at $422,100 including accrued interest(c) (Identified Cost $411,786)	411,786

	Total Investments — 127.1% (Identified Cost $49,781,347)(a)	56,621,682
	Other assets less liabilities — (27.1)%	(12,079,665)

	Net Assets — 100.0%	$44,542,017

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2009, approximately 63% of the market value of investments was fair valued pursuant procedures agreed by the Board of Trustees.

2

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2009, the net unrealized appreciation on investments based on a cost of $49,781,347 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,224,527
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,384,192)

Net unrealized appreciation	$6,840,335

At December 31, 2008 post-October capital loss deferrals were $4,866,472. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

3

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$9,965,483	$—	$—	$9,965,483
China	—	10,868,227	—	10,868,227
Egypt	—	293,174	—	293,174
Hong Kong	—	444,751	—	444,751
India	316,166	3,780,791	—	4,096,957
Indonesia	—	712,540	—	712,540
Israel	255,176	—	—	255,176
Korea	—	7,068,135	—	7,068,135
Malaysia	—	774,135	—	774,135
Mexico	3,844,189	—	—	3,844,189
Peru	575,657	—	—	575,657
Russia	4,458,327	895,784	—	5,354,111
South Africa	—	3,497,965	—	3,497,965
Taiwan	—	6,058,430	—	6,058,430
Turkey	—	390,444	—	390,444
United Kingdom	—	533,800	—	533,800

Total Common Stocks	19,414,998	35,318,176	—	54,733,174

Preferred Stocks
Brazil	1,476,722	—	—	1,476,722

Short-Term Investments	411,786	—	—	411,786

Total	$21,303,506	$35,318,176	$—	$56,621,682

4

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Industry Summary at September 30, 2009 (Unaudited)

Commercial Banks	22.8%
Oil, Gas & Consumable Fuels	19.3
Metals & Mining	15.4
Semiconductors & Semiconductor Equipment	11.9
Wireless Telecommunication Services	8.6
Construction & Engineering	5.5
Machinery	4.6
Food & Staples Retailing	3.3
IT Services	3.2
Insurance	3.0
Automobiles	2.4
Chemicals	2.4
Electronic Equipment, Instruments & Components	2.2
Media	2.1
Other Investments, less than 2% each	19.5
Short-Term Investments	0.9

Total Investments	127.1
Other assets less liabilities	(27.1)

Net Assets	100.0%

Currency Exposure at September 30, 2009 as Percentage of Net Assets (Unaudited)

United States Dollar	34.5%
Hong Kong Dollar	25.4
South Korean Won	15.9
Taiwan Dollar	13.6
Brazilian Real	11.1
Indian Rupee	8.5
South African Rand	7.8
Mexican Peso	4.2
Other, less than 2% each	6.1

Total Investments	127.1
Other assets less liabilities	(27.1)

Net Assets	100.0%

5

INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.4% of Net Assets
	Australia — 3.7%
12,238	BHP Billiton Ltd.	$403,616
7,988	Commonwealth Bank of Australia	362,866
14,777	CSL Ltd.	435,463
9,182	Rio Tinto Ltd.	477,193
16,857	Westpac Banking Corp.	389,023

		2,068,161

	Belgium — 0.8%
9,175	Anheuser-Busch InBev NV	420,838

	Brazil — 4.5%
25,430	Companhia Energetica de Minas Gerais, Sponsored ADR	386,536
22,210	Itau Unibanco Holding SA, ADR	447,532
9,019	Petroleo Brasileiro SA, ADR	413,972
8,815	Petroleo Brasileiro SA, Sponsored ADR	346,518
21,863	Vale SA, Sponsored ADR	505,691
22,357	Vale SA, Sponsored Preference ADR	458,542

		2,558,791

	Canada — 5.1%
8,658	Bank of Nova Scotia	395,196
23,394	Cameco Corp.	650,353
7,668	IGM Financial, Inc.	304,099
21,816	Manulife Financial Corp.	456,827
9,182	Rogers Communications, Inc., Class B	259,255
7,759	Shoppers Drug Mart Corp.	318,433
13,539	Suncor Energy, Inc.	467,908

		2,852,071

	China — 8.4%
300,000	Agile Property Holdings Ltd.	350,841
607,000	China Communications Construction Co. Ltd., Class H	653,973
464,000	China Construction Bank Corp., Class H	369,682
135,900	China Merchants Bank Co. Ltd., Class H	301,638
100,500	China Shenhua Energy Co. Ltd., Class H	433,678
718,000	Denway Motors Ltd.	320,163
875,000	Industrial and Commercial Bank of China Ltd., Class H	655,109
250,000	PetroChina Co. Ltd., Class H	284,078
37,000	Ping An Insurance (Group) Co. of China Ltd., Class H	293,147
35,600	Tencent Holdings Ltd.	574,116
99,400	Weichai Power Co. Ltd., Class H	521,541

		4,757,966

	Denmark — 1.9%
8,986	Novo Nordisk A/S, Class B	565,165
6,958	Vestas Wind Systems A/S(b)	507,189

		1,072,354

	France — 11.3%
10,761	ArcelorMittal	401,247
40,695	Axa SA	1,104,661
11,137	BNP Paribas	893,767
11,137	Bnp Paribas Ltd., Rights(b)	24,120
5,422	Carrefour SA	246,837
10,051	Electricite de France	598,282
12,642	France Telecom SA	337,123
7,723	GDF Suez	343,848
13,803	Groupe Danone	834,943
4,067	Iliad SA	459,391
2,663	PPR	342,612
13,722	Total SA, Sponsored ADR	813,166

		6,399,997

	Germany — 5.4%
13,051	Adidas AG	689,660
4,288	Bayer AG	296,805
4,616	Deutsche Boerse AG	376,559
18,053	SAP AG, Sponsored ADR	882,250
4,521	Siemens AG, (Registered)	416,295
2,592	Wacker Chemie AG	403,128

		3,064,697

	Hong Kong — 2.5%
475,600	China State Construction International Holdings Ltd.	185,157
58,600	Esprit Holdings Ltd.	392,653
82,000	Hang Lung Properties Ltd.	301,270
134,000	Li & Fung Ltd.	546,323

		1,425,403

	India — 2.3%
3,600	HDFC Bank Ltd., ADR	426,132
3,264	Infosys Technologies Ltd.	155,788
15,107	Infosys Technologies Ltd., Sponsored ADR	732,538

		1,314,458

	Israel — 0.5%
5,542	Teva Pharmaceutical Industries Ltd., Sponsored ADR	280,204

	Italy — 1.8%
18,716	ENI SpA	467,691
18,096	Saipem SpA	546,546

		1,014,237

	Japan — 12.1%
48,000	Bank of Yokohama (The) Ltd.	234,443
6,800	Canon, Inc.	272,452
4,600	FANUC Ltd.	410,830
404	Jupiter Telecommunications Co. Ltd.	390,669
37	KDDI Corp.	208,163
37,500	Mitsubishi UFJ Financial Group, Inc.	200,405
16,000	NGK Insulators Ltd.	369,157
1,300	Nintendo Co. Ltd.	331,513
29,300	Nomura Holdings, Inc.	179,605
9,200	Seven & I Holdings Co. Ltd.	219,578
11,600	Shin-Etsu Chemical Co. Ltd.	711,639
21,000	Shionogi & Co. Ltd.	496,763
101	Sony Financial Holdings, Inc.	288,984
23,600	Sumitomo Corp.	242,129
68,000	Sumitomo Trust & Banking Co. Ltd.	359,298
5,700	TERUMO Corp.	312,614
16,600	THK Co. Ltd.	324,384
15,300	Toyota Motor Corp.	608,489
9,830	Yamada Denki Co. Ltd.	663,202

		6,824,317

1

INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	Korea — 2.5%
8,217	KB Financial Group, Inc., ADR(b)	$422,929
2,916	Samsung Electronics Co. Ltd., GDR, (Registered), 144A	994,356

		1,417,285

	Luxembourg — 0.9%
7,174	Millicom International Cellular SA(b)	521,837

	Mexico — 1.3%
9,398	America Movil SAB de CV, Series L, ADR	411,914
8,782	Wal-Mart de Mexico SA de CV, Series V, Sponsored ADR	304,472

		716,386

	Norway — 1.8%
80,487	Renewable Energy Corp. A/S(b)	709,433
22,794	Subsea 7, Inc.(b)	307,006

		1,016,439

	Russia — 2.3%
27,468	Gazprom, Sponsored ADR	638,631
5,462	LUKOIL, Sponsored ADR	296,040
29,292	MMC Norilsk Nickel, ADR(b)	363,221

		1,297,892

	Singapore — 0.6%
37,000	DBS Group Holdings Ltd.	347,294

	South Africa — 0.5%
18,402	MTN Group Ltd.	300,204

	Spain — 3.5%
52,669	Banco Santander Central Hispano SA	850,835
16,873	Gamesa Corp., Tecnologica SA	379,650
4,579	Industria de Diseno Textil SA	263,309
16,792	Telefonica SA	464,584

		1,958,378

	Switzerland — 8.5%
37,040	ABB Ltd., (Registered)(b)	744,814
17,021	Credit Suisse Group, (Registered)	947,012
18,472	Logitech International SA(b)	339,515
2,669	Lonza Group AG, (Registered)	291,309
20,027	Nestle SA, (Registered)	854,966
11,615	Novartis AG, (Registered)	583,430
4,735	Roche Holding AG	765,596
1,123	Syngenta AG, (Registered)	258,071

		4,784,713

	Taiwan — 0.7%
34,686	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	380,159

	United Kingdom — 14.5%
172,558	ARM Holdings PLC	397,445
27,647	Autonomy Corp. PLC(b)	721,866
80,394	Barclays PLC(b)	476,441
19,057	BG Group PLC	332,144
22,790	BHP Billiton PLC	624,135
37,026	British Sky Broadcasting PLC	339,174
26,133	Eurasian Natural Resources Corp.	367,313
34,566	HSBC Holdings PLC	395,981
82,718	ICAP PLC	560,668
89,952	Man Group PLC	477,711
56,164	Prudential PLC	541,299
64,430	Smith & Nephew PLC	578,615
32,955	Standard Chartered PLC	814,033
103,574	Tesco PLC	663,045
18,020	Vedanta Resources PLC	548,440
15,563	Vodafone Group PLC, Sponsored ADR	350,167

		8,188,477

	Total Common Stocks (Identified Cost $48,753,368)	54,982,558

Preferred Stocks — 0.5%
	Germany — 0.5%
6,780	Henkel AG & Co. KGaA (Identified Cost $226,338)	291,518

Principal Amount
Short-Term Investments — 0.5%
$282,422	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2009 at 0.000% to be repurchased at $282,422 on 10/01/2009, collateralized by $290,000 Federal National Mortgage Association, 3.000% due 1/13/2014 with a value of $291,450 including accrued interest(c) (Identified Cost $282,422)	282,422

	Total Investments — 98.4% (Identified Cost $49,262,128)(a)	55,556,498
	Other assets less liabilities — 1.6%	897,235

	Net Assets — 100.0%	$56,453,733

2

INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculate its net asset value.At September 30, 2009, approximately 74% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and gain realized from passive foreign investment companies.):

At September 30, 2009, the net unrealized appreciation on investments based on a cost of $49,262,128 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,787,168
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,492,798)

Net unrealized appreciation	$6,294,370

At December 31, 2008, the Fund had a capital loss carryforward of approximately $1,901,864 which expires on December 31, 2016. At December 31, 2008, post-October capital loss deferrals were $3,577,335. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $994,356 or 1.8% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

3

INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,068,161	$—	$2,068,161
Belgium	—	420,838	—	420,838
Brazil	2,558,791	—	—	2,558,791
Canada	2,852,071	—	—	2,852,071
China	—	4,757,966	—	4,757,966
Denmark	—	1,072,354	—	1,072,354
France	837,286	5,562,711	—	6,399,997
Germany	882,250	2,182,447	—	3,064,697
Hong Kong	—	1,425,403	—	1,425,403
India	1,158,670	155,788	—	1,314,458
Israel	280,204	—	—	280,204
Italy	—	1,014,237	—	1,014,237
Japan	—	6,824,317	—	6,824,317
Korea	1,417,285	—	—	1,417,285
Luxembourg	521,837	—	—	521,837
Mexico	716,386	—	—	716,386
Norway	—	1,016,439	—	1,016,439
Russia	1,297,892	—	—	1,297,892
Singapore	—	347,294	—	347,294
South Africa	—	300,204	—	300,204
Spain	—	1,958,378	—	1,958,378
Switzerland	339,515	4,445,198	—	4,784,713
Taiwan	380,159	—	—	380,159
United Kingdom	350,167	7,838,310	—	8,188,477

Total Common Stocks	13,592,513	41,390,045	—	54,982,558

Preferred Stocks
Germany	—	291,518	—	291,518
Short-Term Investments	282,422	—	—	282,422

Total	$13,874,935	$41,681,563	$—	$55,556,498

4

INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Industry Summary at September 30, 2009 (Unaudited)

Commercial Banks	14.8%
Oil, Gas & Consumable Fuels	9.1
Metals & Mining	7.4
Pharmaceuticals	5.3
Insurance	4.8
Capital Markets	4.4
Electrical Equipment	4.1
Wireless Telecommunication Services	3.6
Software	3.4
Semiconductors & Semiconductor Equipment	3.1
Food & Staples Retailing	3.1
Food Products	3.0
Machinery	2.9
Chemicals	2.4
Specialty Retail	2.4
Diversified Telecommunication Services	2.2
Other Investments, less than 2% each	21.9
Short-Term Investments	0.5

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

Currency Exposure at September 30, 2009 as a Percentage of Net Assets (Unaudited)

United States Dollar	22.2%
Euro	20.3
Great British Pound	13.2
Japanese Yen	12.1
Hong Kong Dollar	11.6
Swiss Franc	7.9
Australian Dollar	3.7
Canadian Dollar	2.3
Other, less than 2% each	5.1

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

5

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 99.6% of Net Assets
	Australia — 4.7%
275,979	BHP Billiton Ltd.	$9,101,927
333,255	CSL Ltd.	9,820,689
207,071	Rio Tinto Ltd.	10,761,589

		29,684,205

	Belgium — 1.5%
206,920	Anheuser-Busch InBev NV	9,490,990

	Brazil — 4.9%
500,876	Itau Unibanco Holding SA, ADR	10,092,651
203,405	Petroleo Brasileiro SA, ADR	9,336,290
493,045	Vale SA, Sponsored ADR	11,404,131

		30,833,072

	Canada — 7.8%
527,567	Cameco Corp.	14,666,362
492,000	Manulife Financial Corp.	10,302,480
207,071	Rogers Communications, Inc., Class B	5,846,688
174,981	Shoppers Drug Mart Corp.	7,181,306
305,325	Suncor Energy, Inc.	10,552,032

		48,548,868

	China — 7.5%
6,776,000	Agile Property Holdings Ltd.	7,924,324
6,252,000	China Communications Construction Co. Ltd., Class H	6,735,808
3,069,550	China Merchants Bank Co. Ltd., Class H	6,813,052
8,649,000	Industrial and Commercial Bank of China Ltd., Class H	6,475,469
5,626,000	PetroChina Co. Ltd., Class H	6,392,891
802,000	Tencent Holdings Ltd.	12,933,744

		47,275,288

	Denmark — 2.8%
102,079	Novo Nordisk A/S, Class B	6,420,152
156,919	Vestas Wind Systems A/S(b)	11,438,288

		17,858,440

	France — 9.3%
424,377	Axa SA	11,519,666
118,326	BNP Paribas	9,495,899
119,338	BNP Paribas, Rights(b)	258,457
226,665	Electricite de France	13,492,148
110,623	Groupe Danone	6,691,585
91,713	Iliad SA	10,359,520
105,818	Total SA, Sponsored ADR	6,270,775

		58,088,050

	Germany — 5.4%
157,433	Adidas AG	8,319,308
104,101	Deutsche Boerse AG	8,492,248
162,944	SAP AG, Sponsored ADR	7,963,073
58,457	Wacker Chemie AG	9,091,685

		33,866,314

	Hong Kong — 4.5%
1,320,800	Esprit Holdings Ltd.	8,850,112
1,860,000	Hang Lung Properties Ltd.	6,833,682
3,002,000	Li & Fung Ltd.	12,239,266

		27,923,060

	India — 2.9%
81,177	HDFC Bank Ltd., ADR	9,608,921
181,054	Infosys Technologies Ltd.	8,641,541

		18,250,462

	Israel — 1.0%
124,984	Teva Pharmaceutical Industries Ltd., Sponsored ADR	6,319,191

	Italy — 1.2%
239,655	Saipem SpA	7,238,205

	Japan — 10.3%
102,700	FANUC Ltd.	9,172,232
9,100	Jupiter Telecommunications Co. Ltd.	8,799,711
352,000	NGK Insulators Ltd.	8,121,442
119,600	Shin-Etsu Chemical Co. Ltd.	7,337,247
2,277	Sony Financial Holdings, Inc.	6,515,025
128,100	TERUMO Corp.	7,025,586
219,200	Toyota Motor Corp.	8,717,696
131,810	Yamada Denki Co. Ltd.	8,892,839

		64,581,778

	Korea — 1.5%
26,919	Samsung Electronics Co. Ltd., GDR, (Registered)144A	9,179,379

	Luxembourg — 1.9%
161,782	Millicom International Cellular SA(b)	11,768,023

	Mexico — 1.1%
198,056	Wal-Mart de Mexico SA de CV, Series V, Sponsored ADR	6,866,602

	Norway — 1.4%
972,676	Renewable Energy Corp. A/S(b)	8,573,416

	Russia — 1.2%
319,215	Gazprom, Sponsored ADR	7,421,749

	South Africa — 1.1%
414,987	MTN Group Ltd.	6,769,963

	Spain — 4.4%
539,315	Banco Santander Central Hispano SA	8,712,302
380,516	Gamesa Corp., Tecnologica SA	8,561,775
378,679	Telefonica SA	10,476,897

		27,750,974

	Switzerland — 8.0%
359,093	ABB Ltd., (Registered)(b)	7,220,771
193,791	Credit Suisse Group, (Registered)	10,782,112
416,573	Logitech International SA, (Registered)(b)	7,656,612
162,558	Nestle SA, (Registered)	6,939,708
148,988	Novartis AG, (Registered)	7,483,780
59,974	Roche Holding AG	9,697,116

		49,780,099

	United Kingdom — 15.2%
3,891,480	ARM Holdings PLC	8,963,079
623,494	Autonomy Corp. PLC(b)	16,279,498
429,761	BG Group PLC	7,490,291
834,999	British Sky Broadcasting PLC	7,648,937
881,469	ICAP PLC	5,974,658
1,266,604	Prudential PLC	12,207,318
760,329	Smith & Nephew PLC	6,828,152
332,058	Standard Chartered PLC	8,202,283

1

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	United Kingdom — continued
1,432,736	Tesco PLC	$9,171,880
406,392	Vedanta Resources PLC	12,368,559

		95,134,655

	Total Common Stocks (Identified Cost $567,349,000)	623,202,783

	Total Investments — 99.6% (Identified Cost $567,349,000)(a)	623,202,783
	Other assets less liabilities — 0.4%	2,527,561

	Net Assets — 100.0%	$625,730,344

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculate its net asset value. At September 30, 2009, approximately 74% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At September 30, 2009, the net unrealized appreciation on investments based on a cost of $567,221,643 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$87,508,663
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(31,527,523)

Net unrealized appreciation	$55,981,140

At December 31, 2008, the Fund had a capital loss carryforward of approximately $45,636,200 which expires on December 31, 2016. At December 31, 2008, post-October capital loss deferrals were $38,216,803. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of this security amounted to $9,179,379 or 1.5% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

2

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$29,684,205	$—	$29,684,205
Belgium	—	9,490,990	—	9,490,990
Brazil	30,833,072	—	—	30,833,072
Canada	48,548,868	—	—	48,548,868
China	—	47,275,288	—	47,275,288
Denmark	—	17,858,440	—	17,858,440
France	6,529,232	51,558,818	—	58,088,050
Germany	7,963,073	25,903,241	—	33,866,314
Hong Kong	—	27,923,060	—	27,923,060
India	9,608,921	8,641,541	—	18,250,462
Israel	6,319,191	—	—	6,319,191
Italy	—	7,238,205	—	7,238,205
Japan	—	64,581,778	—	64,581,778
Korea	9,179,379	—	—	9,179,379
Luxembourg	11,768,023	—	—	11,768,023
Mexico	6,866,602	—	—	6,866,602
Norway	—	8,573,416	—	8,573,416
Russia	7,421,749	—	—	7,421,749
South Africa	—	6,769,963	—	6,769,963
Spain	—	27,750,974	—	27,750,974
Switzerland	7,656,612	42,123,487	—	49,780,099
United Kingdom	—	95,134,655	—	95,134,655

Total Common Stocks	152,694,722	470,508,061	—	623,202,783

3

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Industry Summary at September 30, 2009 (Unaudited)

Oil, Gas & Consumable Fuels	9.9%
Commercial Banks	9.4
Metals & Mining	6.9
Insurance	6.4
Electrical Equipment	5.7
Pharmaceuticals	4.8
Wireless Telecommunication Services	3.9
Software	3.9
Food & Staples Retailing	3.8
Diversified Telecommunication Services	3.4
Semiconductors & Semiconductor Equipment	2.9
Specialty Retail	2.8
Machinery	2.8
Capital Markets	2.7
Media	2.6
Chemicals	2.6
Real Estate Management & Development	2.3
Health Care Equipment & Supplies	2.2
Food Products	2.2
Electric Utilities	2.2
Internet Software & Services	2.1
Distributors	2.0
Other Investments, less than 2% each	12.1

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

Currency Exposure at September 30, 2009 as a Percentage of Net Assets (Unaudited)

United States Dollar	22.3%
Euro	19.5
British Pound	15.2
Hong Kong Dollar	12.0
Japanese Yen	10.3
Swiss Franc	6.8
Australian Dollar	4.7
Danish Krone	2.8
Canadian Dollar	2.1
Other, less than 2% each	3.9

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

4

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 112.1% of Net Assets
	Australia — 3.1%
39,132	Commonwealth Bank of Australia	$1,777,626
80,353	Westpac Banking Corp.	1,854,374

		3,632,000

	Brazil — 4.8%
123,835	Companhia Energetica de Minas Gerais, Sponsored ADR	1,882,292
41,613	Petroleo Brasileiro SA, Sponsored ADR	1,635,807
108,302	Vale SA, Sponsored Preference ADR	2,221,274

		5,739,373

	Canada — 2.9%
41,944	Bank of Nova Scotia	1,914,541
37,561	IGM Financial, Inc.	1,489,600

		3,404,141

	China — 10.9%
1,597,000	China Communications Construction Co. Ltd., Class H	1,720,583
2,276,000	China Construction Bank Corp., Class H	1,813,356
486,000	China Shenhua Energy Co. Ltd., Class H	2,097,186
3,523,024	Denway Motors Ltd.	1,570,952
2,349,000	Industrial and Commercial Bank of China Ltd., Class H	1,758,686
177,500	Ping An Insurance (Group) Co. of China Ltd., Class H	1,406,313
479,800	Weichai Power Co. Ltd., Class H	2,517,459

		12,884,535

	Denmark — 1.1%
21,663	Novo Nordisk A/S, Class B	1,362,472

	France — 15.7%
52,389	ArcelorMittal	1,953,435
105,979	Axa SA	2,876,788
28,786	BNP Paribas	2,310,134
28,786	BNP Paribas, Rights(b)	62,343
26,085	Carrefour SA	1,187,523
61,189	France Telecom SA	1,631,720
37,429	GDF Suez	1,666,435
43,057	Groupe Danone	2,604,518
12,840	PPR	1,651,950
43,231	Total SA	2,569,634

		18,514,480

	Germany — 6.3%
29,479	Adidas AG	1,557,773
20,632	Bayer AG	1,428,097
51,012	SAP AG	2,473,587
21,988	Siemens AG, (Registered)	2,024,660

		7,484,117

	Hong Kong — 0.7%
2,281,600	China State Construction International Holdings Ltd.	888,256

	India — 2.1%
50,414	Infosys Technologies Ltd., Sponsored ADR	2,444,575

	Italy — 2.8%
90,068	ENI SpA	2,250,691
36,003	Saipem SpA	1,087,385

		3,338,076

	Japan — 16.3%
231,000	Bank of Yokohama (The) Ltd.	1,128,256
33,300	Canon, Inc.	1,334,211
181	KDDI Corp.	1,018,311
182,400	Mitsubishi UFJ Financial Group, Inc.	974,771
6,400	Nintendo Co. Ltd.	1,632,066
142,600	Nomura Holdings, Inc.	874,119
44,000	Seven & I Holdings Co. Ltd.	1,050,155
30,300	Shin-Etsu Chemical Co. Ltd.	1,858,851
104,000	Shionogi & Co. Ltd.	2,460,157
114,400	Sumitomo Corp.	1,173,710
333,000	Sumitomo Trust & Banking Co. Ltd.	1,759,505
81,100	THK Co. Ltd.	1,584,794
27,100	Toyota Motor Corp.	1,077,781
19,340	Yamada Denki Co. Ltd.	1,304,814

		19,231,501

	Korea — 4.2%
40,455	KB Financial Group, Inc.(b)	2,075,904
4,155	Samsung Electronics Co. Ltd.	2,868,569

		4,944,473

	Mexico — 1.7%
45,525	America Movil SAB de CV, Series L, ADR	1,995,361

	Norway — 2.6%
180,338	Renewable Energy Corp. A/S(b)	1,589,545
109,371	Subsea 7, Inc.(b)	1,473,089

		3,062,634

	Russia — 4.0%
64,650	Gazprom, Sponsored ADR	1,503,113
26,181	LUKOIL, Sponsored ADR	1,419,010
143,945	MMC Norilsk Nickel, ADR(b)	1,784,918

		4,707,041

	Singapore — 1.4%
179,600	DBS Group Holdings Ltd.	1,685,782

	Spain — 3.0%
139,639	Banco Santander Central Hispano SA	2,255,782
22,136	Industria de Diseno Textil S.A.	1,272,899

		3,528,681

	Switzerland — 10.5%
101,830	ABB Ltd., (Registered)(b)	2,047,634
40,615	Credit Suisse Group, (Registered)	2,259,731
12,907	Lonza Group AG, (Registered)	1,408,739
61,687	Nestle SA, (Registered)	2,633,459
24,340	Novartis AG, (Registered)	1,222,617
10,098	Roche Holding AG	1,632,732
5,426	Syngenta AG, (Registered)	1,246,923

		12,451,835

	Taiwan — 1.7%
991,893	Taiwan Semiconductor Manufacturing Co. Ltd.	1,962,955

	United Kingdom — 16.3%
388,226	Barclays PLC(b)	2,300,754

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	United Kingdom — continued
109,675	BHP Billiton PLC	$3,003,600
127,122	Eurasian Natural Resources Corp.	1,786,764
167,857	HSBC Holdings PLC	1,922,934
214,277	ICAP PLC	1,452,384
432,758	Man Group PLC	2,298,260
149,165	Smith & Nephew PLC	1,339,580
86,243	Standard Chartered PLC	2,130,319
194,586	Tesco PLC	1,245,672
773,035	Vodafone Group PLC	1,736,578

		19,216,845

	Total Common Stocks (Identified Cost $120,389,175)	132,479,133

Preferred Stocks — 1.2%
	Germany — 1.2%
32,928	Henkel AG & Co. KGaA (Identified Cost $1,131,956)	1,415,795

Exchange Traded Funds — 0.6%
	United States — 0.6%
9,119	iShares MSCI EAFE Index Fund	498,809
4,567	iShares MSCI Emerging Markets Index	177,702

	Total Exchange Traded Funds (Identified Cost $674,210)	676,511

Principal Amount
Short-Term Investments — 32.7%
$38,617,492	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2009 at 0.000% to be repurchased at $38,617,492 on 10/01/2009, collateralized by $39,195,000 Federal National Mortgage Association, 3.000% due 1/13/2014 valued at $39,390,975 including accrued interest(c) (Identified Cost $38,617,492)	38,617,492

	Total Investments — 146.6% (Identified Cost $160,812,833)(a)	173,188,931
	Other assets less liabilities — (46.6)%	(55,081,800)

	Net Assets — 100.0%	$118,107,131

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2009, approximately 66% of the market value of investments was fair valued pursuant procedures agreed by the Board of Trustees.

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and gain realized from passive foreign investment company):

At September 30, 2009, the net unrealized appreciation on investments based on a cost of $160,812,833 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$17,629,632
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,253,534)

Net unrealized appreciation	$12,376,098

At December 31, 2008 post-October capital loss deferrals were $7,692,925. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,632,000	$—	$3,632,000
Brazil	5,739,373	—	—	5,739,373
Canada	3,404,141	—	—	3,404,141
China	—	12,884,535	—	12,884,535
Denmark	—	1,362,472	—	1,362,472
France	62,343	18,452,137	—	18,514,480
Germany	—	7,484,117	—	7,484,117
Hong Kong	—	888,256	—	888,256
India	2,444,575	—	—	2,444,575
Italy	—	3,338,076	—	3,338,076
Japan	—	19,231,501	—	19,231,501
Korea	—	4,944,473	—	4,944,473
Mexico	1,995,361	—	—	1,995,361
Norway	—	3,062,634	—	3,062,634
Russia	4,707,041	—	—	4,707,041
Singapore	—	1,685,782	—	1,685,782
Spain	—	3,528,681	—	3,528,681
Switzerland	—	12,451,835	—	12,451,835
Taiwan	—	1,962,955	—	1,962,955
United Kingdom	—	19,216,845	—	19,216,845

Total Common Stocks	18,352,834	114,126,299	—	132,479,133

Preferred Stocks
Germany	—	1,415,795	—	1,415,795
Exchange Traded Funds
United States	676,511	—	—	676,511
Short-Term Investments	38,617,492	—	—	38,617,492

Total	$57,646,837	$115,542,094	$—	$173,188,931

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Industry Summary at September 30, 2009 (Unaudited)

Commercial Banks	23.5%
Oil, Gas & Consumable Fuels	9.7
Metals & Mining	9.1
Capital Markets	7.1
Pharmaceuticals	6.9
Food Products	4.4
Semiconductors & Semiconductor Equipment	4.1
Wireless Telecommunication Services	4.0
Insurance	3.6
Software	3.5
Machinery	3.5
Electrical Equipment	3.1
Food & Staples Retailing	2.9
Chemicals	2.6
Automobiles	2.2
Construction & Engineering	2.2
Specialty Retail	2.2
Energy Equipment & Services	2.2
IT Services	2.1
Other Investments, less than 2% each	15.0
Short-Term Investments	32.7

Total Investments	146.6
Other assets less liabilities	(46.6)

Net Assets	100.0%

Currency Exposure at September 30, 2009 as Percentage of Net Assets (Unaudited)

United States Dollar	45.9%
Euro	29.0
Japanese Yen	16.3
British Pound	14.6
Hong Kong Dollar	13.3
Swiss Franc	10.5
South Korean Won	4.2
Australian Dollar	3.1
Canadian Dollar	2.9
Norwegian Krone	2.6
Other, less than 2% each	4.2

Total Investments	146.6
Other assets less liabilities	(46.6)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 23, 2009

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	November 23, 2009